Net Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2025
Net Earnings (Loss) Per Share [Abstract]
Net earnings (loss) per share

Note 9. Net earnings (loss) per share

The following table sets forth the computation of basic earnings and losses per share:

	Six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator:
Net Income (loss)	$36,876	$(95,183)
Basic net income attributable to Restricted sponsor shares	228	—
Basic net income (loss) attributable to Ordinary Shareholders	36,648	(95,183)

Denominator:
Weighted average number of Ordinary Shares used in computing basic net earnings (loss) per share	238,811,210	197,840,662
Basic net earnings (loss) per share of Ordinary Shareholders	$0.15	$(0.48)
Weighted average number of Ordinary Shares used in computing diluted net earnings (loss) per share	249,410,357	197,840,662
Diluted net earnings (loss) per share of Ordinary Shareholders	$0.15	$(0.48)

The number of shares related to outstanding anti-dilutive options excluded from the calculations of diluted net earnings per share was 10,599,147 and 12,776,024 for the six months ended June 30, 2025 and 2024, respectively.